INCOME TAXES	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

For the three and nine months ended September 30, 2024 and 2023, respectively, no income tax expense or benefit was recognized. The Company’s deferred tax assets are comprised primarily of net operating loss carryforwards. The Company maintains a full valuation allowance on its deferred tax assets since it has not yet achieved sustained profitable operations. As a result, the Company has not recorded any income tax benefit since its inception.